Summary Of Significant Accounting Policies (Taxation&Net Income/(Loss) per Share&Short-term Investments&Long-term Time Deposits) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Apr. 17, 2020
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%
Statutory income tax rate				25.00%	25.00%	25.00%
Unrecognized tax benefit recorded				$ 13,121	$ 211,848	$ 212,859			$ 200,228
Sohu [Member] | Ordinary Shares [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation [Line Items]
Effective Interest held										100.00%
Minimum [Member]
Taxation [Line Items]
Percentage of equity interests held in other enterprise				25.00%
Minimum [Member] | Time Deposits [Member]
Taxation [Line Items]
Restricted Investment Maturity Period				3 months
Minimum [Member] | Long-term time deposits [Member]
Taxation [Line Items]
Restricted Investment Maturity Period				1 year
Maximum [Member] | Time Deposits [Member]
Taxation [Line Items]
Restricted Investment Maturity Period				1 year
Thereafter tax years after December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate							21.00%
Prior tax years before December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate								35.00%
HONG KONG
Taxation [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises				5.00%
Statutory income tax rate				16.50%	16.50%	16.50%
UNITED STATES
Taxation [Line Items]
Provisional amount of income tax expense recognized for the Toll Charge		$ 219,000	$ 219,000
Reduction in liability for deferred income tax			$ 4,000
Recognition of previously unrecognized tax benefit							$ 77,000
Unrecognized tax benefit recorded							$ 142,000
Accumulated accrued interest	$ 57,000
Unrecognized tax benefits principal amount	142,000
Income tax expense benefit transition tax reversal	$ 199,000
UNITED STATES | Thereafter tax years after December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate							21.00%
UNITED STATES | Prior tax years before December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate								35.00%
CHINA
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%
State Administration of Taxation, China [Member] | Minimum [Member]
Taxation [Line Items]
Value-added tax rate				6.00%
State Administration of Taxation, China [Member] | Maximum [Member]
Taxation [Line Items]
Value-added tax rate				13.00%